Financial Risk Management and Fair Values of Financial Instruments - Summary of Debt-to-Capitalization Ratios (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of objectives, policies and processes for managing capital [abstract]
Short-term bank loans	¥ 740	$ 113	¥ 5,564
Long-term bank loans	2,482	380	2,869
Promissory notes	998	153	998
Corporate bonds	1,999	306	2,998
Commercial papers	7,000	1,073	8,995
Lease liabilities (non-current portion)	16,458	2,522	21,535
Amounts due to related parties	3,042		3,092
Current portion of long-term bank loans	418	64	437
Current portion of corporate bonds	1,000	153
Lease liabilities (current portion)	11,503	1,763	10,790
Interest-bearing debts	45,640		57,278
Total equity	327,520	$ 50,195	320,755	¥ 304,347
Interest-bearing debts plus total equity	¥ 373,160		¥ 378,033
Debt-to-capitalization ratio	12.20%	12.20%	15.20%